HEDGING ACTIVITIES - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Notional amount	€ 1,670,000,000	€ 1,492,000,000	€ 1,214,000,000
Gains (losses) recognized in other comprehensive income from cash flow hedges	10,000,000	33,000,000	(116,000,000)
Gains (losses) recognized in other comprehensive income from net investment hedges	0	0	27,000,000
Commodity contracts
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument	30,000,000	31,000,000
Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument	11,000,000	57,000,000
Net investment hedges
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
IRS
Disclosure of detailed information about hedges [line items]
Deferred tax benefit recognized in other reserves related to US tax law changes			€ 27,000,000
Commodity contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	500,000,000	200,000,000
Foreign currency contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	€ 1,200,000,000	€ 1,300,000,000